Deferred Charges, net	12 Months Ended
Dec. 31, 2022
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2019	$—
Additions	2,216,102
Amortization	(154,529)
Balance December 31, 2020	$2,061,573
Additions	3,936,331
Amortization	(1,135,080)
Balance December 31, 2021	$4,862,824
Additions	6,448,488
Less: Insurance claim recognized	(624,270)
Amortization and write-offs	(2,708,081)
Balance December 31, 2022	$7,978,961

During the year ended December 31, 2022, four of the Company’s dry bulk carrier vessels (the M/V Magic Horizon, the M/V Magic Moon, the M/V Magic P and the M/V Magic Perseus) and two of the Company’s tanker vessels (the M/T Wonder Musica and the M/T Wonder Avior) concluded scheduled drydocking repairs.